Property and equipment, net (Details)			12 Months Ended			37 Months Ended	107 Months Ended
	Sep. 15, 2021 payment	Jun. 15, 2020 payment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 14, 2023 USD ($)	Sep. 15, 2021 USD ($)	Oct. 23, 2012
Property and equipment, net
Total			$ 67,850,441	$ 75,379,483
Accumulated depreciation			(39,019,330)	(39,853,550)
Property and equipment, net			28,831,111	35,525,933
Lessee, Finance Lease, Term of Contract		3 years
Depreciation expense			3,787,564	4,839,442	$ 4,696,140
Amortization expense			0	2,690,976
Number of quarterly lease payments | payment		12
Quarterly lease payments, amount						$ 1,105,274
Accumulated depreciation expense			39,019,330	39,853,550	$ 37,125,590
Corporate aircraft
Property and equipment, net
Total			36,948,606	40,361,413
Vehicles
Property and equipment, net
Total			4,235,388	4,795,223
Furniture and fixtures
Property and equipment, net
Total			8,958,370	10,879,140
Office buildings
Property and equipment, net
Total			17,708,077	$ 19,343,707
Under finance lease
Property and equipment, net
Lessee, Finance Lease, Term of Contract								8 years
Number of quarterly lease payments | payment	32
Quarterly lease payments, amount							$ 1,426,000
Deposit used as full and final payment			$ 6,700,000